UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

================================================================================
--------------------------------------------------------------------------------

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2009

--------------------------------------------------------------------------------
================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                             Per Share of Common Stock
                                                     -----------------------------------------
                     Total           Convertible      Net        Net                             Net realized     Unrealized
                      net            Preference      asset    investment    Divi-    Distribu-    investment     appreciation
Year                assets            Stock(A)       value     income(B)   dends(C)   tions(C)    gain (loss)   of investments
----                ------           -----------     -----    ----------   --------  ---------   ------------   --------------
1998             $476,463,575        $8,986,125     $31.43                                                       $301,750,135
1999              590,655,679                --      35.05       $.26        $.26      $2.34      $43,205,449     394,282,360
2000              596,289,086                --      32.94        .32         .32       4.03       65,921,671     363,263,634
2001              539,839,060                --      28.54        .18         .22       1.58*      13,662,612     304,887,640
2002              361,942,568                --      18.72        .14         .14       1.11       22,869,274     119,501,484
2003              478,959,218                --      24.32        .09         .11       1.29       24,761,313     229,388,141
2004              529,468,675                --      26.44        .11         .11       1.21       25,103,157     271,710,179
2005              573,979,905                --      27.65        .28         .28       1.72       31,669,417     302,381,671
2006              617,167,026                --      30.05        .36         .58       1.64       36,468,013     351,924,627
2007              644,822,724                --      30.15        .38         .52       1.88       42,124,417     356,551,394
2008              397,353,061                --      17.79        .39         .36       2.10       43,582,234      94,752,477
Six mos. to
June 30,
2009**            429,428,422                --      19.27        .15         .09        .01         (451,241)    126,642,273

----------
A -   At liquidation preference.

B - Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.

C - Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.

 *    Includes a non-taxable return of capital of $.55.

**    Unaudited.

      The Common Stock is listed on the NYSE-Amex under the symbol CET. On June 30, 2009 the market quotations were: $15.12 low, $15.35 high and $15.28 last sale.


                                     [ 2 ]

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial  statements  for the six months ended June 30, 2009  reviewed by
our  independent   registered   public   accounting  firm  and  other  pertinent
information are submitted herewith.

      Comparative net assets are as follows:

                                                     June 30,
                                                       2009         December 31,
                                                   (Unaudited)          2008
                                                   -----------          ----
Net assets ...................................     $429,428,422     $397,353,061
Net assets per share of Common Stock .........            19.27            17.79
       Shares of Common Stock outstanding ....       22,282,413       22,331,813

       Comparative operating results are as follows:

                                                                                                    Six months ended June 30,
                                                                                               -----------------------------------
                                                                                                  2009                    2008
                                                                                               (Unaudited)             (Unaudited)
                                                                                               -----------             -----------

Net investment income ..............................................................          $  3,457,135            $  4,703,564
    Per share of Common Stock ......................................................                   .15*                    .22*
Net realized gain (loss) on sale of investments ....................................              (451,241)             24,660,810
Increase (decrease) in net unrealized appreciation of investments ..................            31,889,796             (31,265,811)
Increase (decrease) in net assets resulting from operations ........................            34,895,690              (1,901,437)

----------
*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding.

      A distribution of $.10 per share of Common Stock was paid on June 19, 2009. Stockholders will be sent a notice concerning the taxability of all 2009 distributions in January 2010.

      During the first six months of 2009 the Corporation repurchased 49,400 shares of its Common Stock at an average price per share of $11.99. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors deem advisable in the best interests of stockholders. Purchases may be made on the NYSE-Amex or in transactions directly with stockholders.

      We are very pleased to report that on June 15, 2009, Mr. David C. Colander was elected to the Board of Directors. He is a Professor of Economics at Middlebury College, and is the author of numerous books and articles including a widely used economics textbook which has been translated into several languages.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
July 23, 2009


                                     [ 3 ]

                             TEN LARGEST INVESTMENTS
                                  June 30, 2009
                                   (Unaudited)

                                                                                                           Percent of   Year First
                                                                             Cost             Value        Net Assets    Acquired
                                                                             ----             -----        ----------    --------
                                                                                   (millions)
The Plymouth Rock Company, Inc. ................................            $  2.2           $140.0           32.6%        1982
Brady Corporation ..............................................               2.5             21.9            5.1         1984
The Bank of New York Mellon Corporation ........................              12.2             19.8            4.6         1993
Murphy Oil Corporation .........................................               1.4             18.8            4.4         1974
Agilent Technologies, Inc. .....................................              21.9             18.7            4.4         2005
Coherent, Inc. .................................................              22.9             17.2            4.0         2007
Convergys Corporation ..........................................              24.8             15.8            3.7         1998
Intel Corporation ..............................................               0.3             13.2            3.1         1986
Dover Corporation ..............................................              13.0             13.2            3.1         2003
Devon Energy Corporation .......................................              14.9             10.9            2.5         2007

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2009
                                   (Unaudited)
                    (Common Stock unless specified otherwise)

                                                                                       Number of Shares
                                                                           -----------------------------------------
                                                                                                              Held
                                                                                                            June 30,
                                                                           Purchased         Sold             2009
                                                                           ---------         ----             ----
Abbott Laboratories.................................................         10,000                          110,000
AT&T Inc............................................................        200,000                          200,000
The Bank of New York Mellon Corporation.............................                        25,000           675,000
Convergys Corporation...............................................                        30,800         1,700,000
Intel Corporation...................................................                         9,600           800,000
Medtronic, Inc......................................................        100,000                          100,000
Murphy Oil Corporation..............................................                         4,300           345,700
Nexen Inc...........................................................                        60,000           240,000
Roper Industries, Inc...............................................                        20,000           230,000


                                     [ 4 ]

                         DIVERSIFICATION OF INVESTMENTS
                                  June 30, 2009
                                   (Unaudited)

                                                                                                  Percent of Net Assets
                                                                                                 -----------------------
                                                                                                 June 30,   December 31,
                                                 Issues        Cost              Value             2009         2008
                                                 ------        ----              -----             ----         ----
Common Stocks:
   Insurance ..............................        2       $  2,610,297       $140,357,600         32.7%        31.8%
   Electronics ............................        9         90,038,152         82,140,500         19.1         17.5
   Manufacturing ..........................        6         43,869,923         59,966,700         14.0         15.2
   Energy .................................        6         50,957,090         46,644,624         10.8         11.8
   Information Technology .................        2         38,221,824         21,802,400          5.1          4.7
   Banking and Finance ....................        2         13,065,868         20,070,750          4.7          8.0
   Other ..................................        8         29,131,387         23,554,238          5.5          3.6
Short-Term Investments ....................        4         33,972,559         33,972,559          7.9          5.8

                              FINANCIAL HIGHLIGHTS

                                                  Six Mos.
                                                   Ended
                                               June 30, 2009
                                                (Unaudited)      2008          2007         2006         2005         2004
                                                -----------      ----          ----         ----         ----         ----
Per Share Operating Performance
Net asset value, beginning of period .........     $17.79        $30.15        $30.05       $27.65       $26.44       $24.32
Net investment income* .......................        .15           .39           .38          .36          .28          .11
Net realized and unrealized gain (loss)
   on securities* ............................       1.43        (10.29)         2.12         4.26         2.93         3.33
                                                 --------      --------      --------     --------     --------     --------
      Total from investment operations .......       1.58         (9.90)         2.50         4.62         3.21         3.44
Less:
Dividends from net investment income .........        .09           .36           .37          .36          .28          .11
Distributions from capital gains .............        .01          2.10          2.03         1.86         1.72         1.21
                                                 --------      --------      --------     --------     --------     --------
      Total distributions ....................        .10          2.46          2.40         2.22         2.00         1.32
                                                 --------      --------      --------     --------     --------     --------
Net asset value, end of period ...............     $19.27        $17.79        $30.15       $30.05       $27.65       $26.44
                                                 ========      ========      ========     ========     ========     ========
Per share market value, end of period ........     $15.28        $14.40        $26.84       $26.65       $23.80       $22.85
Total investment return, market(%) ...........       4.55        (39.63)         9.86        21.31        14.04        16.16
Total investment return, NAV(%) ..............       8.88        (32.66)         9.35        18.55        13.75        15.40
Ratios/Supplemental Data:
Net assets, end of period(000) ...............   $429,428      $397,353      $644,823     $617,167     $573,980     $529,469
Ratio of expenses to average net
   assets(%) .................................        .83+          .66           .59          .53          .54          .55
Ratio of net investment income to
   average net assets(%) .....................       1.02+         1.43          1.21         1.23         1.02          .41
Portfolio turnover rate(%) ...................       2.53         11.04         19.58        17.55        15.83        16.72

----------
* Per-share data are based on the average number of shares outstanding during the period.

+     Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements.


                                     [ 5 ]

                            STATEMENT OF INVESTMENTS
                                  June 30, 2009
                                   (Unaudited)

                           PORTFOLIO SECURITIES 91.9%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

 Prin. Amt.
 or Shares                                                                          Value
 ---------                                                                          -----
               Banking and Finance 4.7%
   675,000       The Bank of New York Mellon Corporation..............          $ 19,784,250
   150,000       Newstar Financial, Inc. (a)..........................               286,500
                                                                                ------------
                                                                                  20,070,750
                                                                                ------------
               Business Services 0.3%
   100,000       Heritage-Crystal Clean Inc. (a)......................             1,215,000
                                                                                ------------

               Communications 1.5%
 1,000,000       Arbinet-thexchange, Inc. (a).........................             1,740,000
   200,000       AT&T Inc.............................................             4,968,000
                                                                                ------------
                                                                                   6,708,000
                                                                                ------------
               Electronics 19.1%
   920,000       Agilent Technologies, Inc. (a).......................            18,685,200
   370,000       Analog Devices, Inc..................................             9,168,600
   830,000       Coherent, Inc. (a)...................................            17,164,400
   630,000       Flextronics International Ltd. (a)...................             2,614,500
   800,000       Intel Corporation....................................            13,240,000
   300,000       Maxim Integrated Products, Inc.......................             4,707,000
   350,000       Motorola, Inc. (a)...................................             2,320,500
 1,000,000       Radisys Corporation (a)..............................             9,040,000
 3,230,000       Sonus Networks, Inc. (a).............................             5,200,300
                                                                                ------------
                                                                                  82,140,500
                                                                                ------------
               Energy 10.8%
   300,000       Berry Petroleum Company Class A......................             5,577,000
   200,000       Devon Energy Corporation.............................            10,900,000
 2,000,000       GeoMet, Inc. (a)(b)..................................             2,200,000
   670,000       McMoRan Exploration Co. (a)..........................             3,993,200
   345,700       Murphy Oil Corporation...............................            18,778,424
   240,000       Nexen Inc............................................             5,196,000
                                                                                ------------
                                                                                  46,644,624
                                                                                ------------
               Health Care 2.2%
   110,000       Abbott Laboratories..................................             5,174,400
   100,000       Medtronic, Inc.......................................             3,489,000
   260,000       Vical Inc. (a).......................................               702,000
                                                                                ------------
                                                                                   9,365,400
                                                                                ------------
               Information Technology Services 5.1%
 1,700,000       Convergys Corporation (a)............................            15,776,000
   930,000       Xerox Corporation....................................             6,026,400
                                                                                ------------
                                                                                  21,802,400
                                                                                ------------


                                     [ 6 ]

 Prin. Amt.
 or Shares                                                                          Value
 ---------                                                                          -----
               Insurance 32.7%
    10,000       Erie Indemnity Co. Class A...........................          $    357,600
    70,000       The Plymouth Rock Company, Inc.
                   Class A (b)(d).....................................           140,000,000
                                                                                ------------
                                                                                 140,357,600
                                                                                ------------
               Manufacturing 14.0%
   870,000       Brady Corporation Class A............................            21,854,400
   200,000       Carlisle Companies Inc...............................             4,808,000
   400,000       Dover Corporation....................................            13,236,000
   200,000       General Electric Company.............................             2,344,000
   100,000       Precision Castparts Corp.............................             7,303,000
   230,000       Roper Industries, Inc................................            10,421,300
                                                                                ------------
                                                                                  59,966,700
                                                                                ------------
               Retailing 1.5%
    28,751       Aerogroup International, Inc. (a)(d).................               385,838
   200,000       Walgreen Co..........................................             5,880,000
                                                                                ------------
                                                                                   6,265,838
                                                                                ------------
                   Total Portfolio Securities
                     (cost $267,894,539)(e)...........................          $394,536,812
                                                                                ------------

                           SHORT-TERM INVESTMENTS 7.9%

               Money Market Fund 0.3%
 1,463,673       Fidelity Institutional Money Market
                   Government Portfolio...............................             1,463,673

               U.S. Treasury Bills 7.6%
32,521,000       U.S. Treasury Bills 0.08% - 0.26%
                   due 7/23/09 - 10/22/09 (c).........................            32,508,886
                                                                                ------------

                      Total Short-Term Investments
                        (cost $33,972,559)(e).........................            33,972,559
                                                                                ------------

                      Total Investments (99.8%).......................           428,509,371
                      Cash, receivables and other assets
                        less liabilities (0.2%).......................               919,051
                                                                                ------------
                      Net Assets (100%)...............................          $429,428,422
                                                                                ============

----------
(a)   Non-dividend paying.

(b)   Affiliate as defined in the Investment Company Act of 1940.

(c)   Value based on Level 2 inputs - see Note 2.

(d)   Valued at estimated fair value based on Level 3 inputs - see Note 2.

(e)   Aggregate cost for Federal tax purposes is substantially the same.

                 See accompanying notes to financial statements.


                                     [ 7 ]

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2009
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $252,035,621)........................................................          $252,336,812
        Securities of affiliated companies (cost $15,858,918)
          (Notes 6 and 7)............................................................           142,200,000
        Short-term investments (cost $33,972,559)....................................            33,972,559           $428,509,371
                                                                                               ------------
    Cash, receivables and other assets:
        Cash.........................................................................               170,397
        Dividends and interest receivable............................................                49,111
        Receivable for securities sold...............................................               611,140
        Office equipment and leasehold improvements, net.............................               202,926
        Other assets.................................................................                97,005              1,130,579
                                                                                               ------------           ------------
            Total Assets.............................................................                                  429,639,950
LIABILITIES:
    Accrued expenses and reserves....................................................               211,528
                                                                                               ------------
            Total Liabilities........................................................                                      211,528
                                                                                                                      ------------
NET ASSETS...........................................................................                                 $429,428,422
                                                                                                                      ============
NET ASSETS are represented by:
    Common Stock $1 par value: authorized
      30,000,000 shares; issued 22,336,013 (Note 3)..................................                                  $22,336,013
    Surplus:
        Paid-in......................................................................          $279,078,341
        Accumulated net loss on sales of investments.................................              (451,241)
        Undistributed net investment income..........................................             2,474,140            281,101,240
                                                                                               ------------
    Net unrealized appreciation of investments.......................................                                  126,642,273
    Treasury stock, at cost (53,600 shares of Common Stock)
      (Note 3).......................................................................                                     (651,104)
                                                                                                                      ------------
NET ASSETS...........................................................................                                 $429,428,422
                                                                                                                      ============
NET ASSET VALUE PER COMMON SHARE
    (22,282,413 shares outstanding)....................................................                                  $19.27
                                                                                                                         ======

                 See accompanying notes to financial statements.


                                     [ 8 ]

                             STATEMENT OF OPERATIONS
                     For the six months ended June 30, 2009
                                   (Unaudited)

INVESTMENT INCOME
Income:
    Dividends (net of foreign withholding taxes of $3,519)..................................           $ 5,019,495
    Interest................................................................................                52,734       $ 5,072,229
                                                                                                       -----------
Expenses:
    Investment research.....................................................................               449,375
    Administration and operations...........................................................               399,125
    Occupancy costs.........................................................................               225,689
    Franchise and miscellaneous taxes.......................................................               102,637
    Insurance...............................................................................                82,265
    Directors' fees.........................................................................                80,750
    Stationery, supplies, printing and postage..............................................                67,270
    Listing, software and sundry fees.......................................................                57,625
    Legal, auditing and tax fees............................................................                38,862
    Travel and telephone....................................................................                26,225
    Transfer agent and registrar fees and expenses..........................................                22,640
    Custodian fees..........................................................................                10,496
    Miscellaneous...........................................................................                52,135         1,615,094
                                                                                                       -----------       -----------
Net investment income.......................................................................                               3,457,135

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss from investment transactions..............................................              (451,241)
Net increase in unrealized appreciation of investments......................................            31,889,796
                                                                                                       -----------
    Net gain on investments.................................................................                              31,438,555
                                                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS................................................................................                             $34,895,690
                                                                                                                         ===========

                 See accompanying notes to financial statements.


                                     [ 9 ]

                       STATEMENTS OF CHANGES IN NET ASSETS
                     For the six months ended June 30, 2009
                      and the year ended December 31, 2008

                                                                                               Six months
                                                                                                 ended                  Year ended
                                                                                             June 30, 2009             December 31,
                                                                                              (Unaudited)                  2008
                                                                                              -----------                  ----
FROM OPERATIONS:
   Net investment income .........................................................           $   3,457,135            $   8,254,733
   Net realized gain (loss) on investments .......................................                (451,241)              43,582,234
   Net increase (decrease) in unrealized
      appreciation of investments ................................................              31,889,796             (261,798,917)
                                                                                             -------------            -------------
         Increase (decrease) in net assets
            resulting from operations ............................................              34,895,690             (209,961,950)
                                                                                             -------------            -------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
   Net investment income .........................................................              (1,944,635)              (7,791,012)
   Net realized gain from investment transactions ................................                (283,606)             (44,387,916)
                                                                                             -------------            -------------
         Decrease in net assets from distributions ...............................              (2,228,241)             (52,178,928)
                                                                                             -------------            -------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 3)
   Distribution to stockholders reinvested in Common Stock .......................                      --               20,932,558
   Cost of shares of Common Stock repurchased ....................................                (592,088)              (6,261,343)
                                                                                             -------------            -------------
         Increase (decrease) in net assets from capital
            share transactions ...................................................                (592,088)              14,671,215
                                                                                             -------------            -------------
               Total increase (decrease) in net assets ...........................              32,075,361             (247,469,663)
NET ASSETS:
   Beginning of period ...........................................................             397,353,061              644,822,724
                                                                                             -------------            -------------
   End of period (including undistributed net investment income
      of $2,474,140 and $961,640, respectively) ..................................           $ 429,428,422            $ 397,353,061
                                                                                             =============            =============

                 See accompanying notes to financial statements.


                                     [ 10 ]

                             STATEMENT OF CASH FLOWS
                     For the six months ended June 30, 2009
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Net increase in net assets from operations..............................................                        $34,895,690
    Adjustments to net increase in net assets from operations:
      Purchase of securities................................................................     ($ 8,894,331)
      Proceeds from securities sold.........................................................       13,817,451
      Net purchase of short-term investments................................................      (10,785,959)
      Net realized loss from investments....................................................          451,241
      Increase in unrealized appreciation...................................................      (31,889,796)
      Depreciation and amortization.........................................................           41,419
      Changes in operating assets and liabilities:
        Decrease in dividends and interest receivable.......................................           85,798
        Increase in office equipment and
            leasehold improvements..........................................................           (1,497)
        Increase in other assets............................................................          (15,037)
        Increase in receivable for securities sold..........................................         (611,140)
        Decrease in accrued expenses and reserves...........................................          (95,149)
                                                                                                 ------------
      Total adjustments.....................................................................                        (37,897,000)
                                                                                                                    -----------
Net cash used by operating activities.......................................................                         (3,001,310)
CASH FLOWS FROM FINANCING ACTIVITIES:
    Dividends paid..........................................................................       (5,354,696)
    Treasury shares repurchased.............................................................         (592,088)
                                                                                                 ------------
Cash flows used in financing activities.....................................................                         (5,946,784)
                                                                                                                    -----------
Net decrease in cash........................................................................                         (8,948,094)
Cash at beginning of period.................................................................                          9,118,491
                                                                                                                    -----------
Cash at end of period.......................................................................                        $   170,397
                                                                                                                    ===========

                 See accompanying notes to financial statements.


                                     [ 11 ]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- Central Securities Corporation (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Subsequent events have been evaluated through July 23, 2009, the date the financial statements were available to be issued.

      Security Valuation -- Marketable securities are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates market value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from such estimates.

      Other -- Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

      2.  Fair  Value   Measurements  --  The   Corporation's   investments  are
categorized below in three broad hierarchical levels based on market price observability as follows:

      o     Level  1  --  Quoted   prices  in  active   markets  for   identical
            investments. The Corporation's Level 1 investments consist of securities listed on a national securities exchange or NASDAQ national market and money market funds;

      o     Level  2  --  Other   significant   observable  data  obtained  from
            independent sources; for example quoted prices for similar investments or the use of models or other valuation methodologies. The Corporation's Level 2 investments consist of short-term investments, carried at amortized cost;

      o Level 3 -- Significant unobservable inputs including the Corporation's own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation's Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

      The methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

      The Corporation's investments as of June 30, 2009 are classified as follows:

               Valuation Inputs            Investments in Securities
               ----------------            -------------------------
               Level 1                           $255,614,647
               Level 2                             32,508,886
               Level 3                            140,385,838
                                                 ------------
               Total                             $428,509,371
                                                 ============


                                     [ 12 ]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      The  following  is  a  reconciliation   of  assets  in  which  significant
unobservable inputs (Level 3) were used in determining fair value:

   Balance as of December 31, 2008                               $126,385,838
   Net increase in unrealized appreciation of investments          14,000,000
                                                                 ------------
   Balance as of June 30, 2009                                   $140,385,838
                                                                 ============

      No Level 3 investments were purchased, sold or transferred to Level 1 or Level 2 during the six months ended June 30, 2009. The Corporation's Level 3 investments are valued by the Board of Directors. This valuation is primarily based on a comparable company valuation analysis and review of independent appraisals. In addition, consideration is given to corporate governance, private transactions, company and industry outlooks and general market conditions.

      3. Common Stock -- The Corporation repurchased 49,400 shares of its Common Stock in the first six months of 2009 at an average price of $11.99 per share, representing an average discount from net asset value of 23.6%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for optional stock distributions, or may be retired.

      4. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2009, excluding short-term investments, were $8,894,331 and $13,817,451, respectively.

      As of June 30, 2009, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $213,647,047 and $87,004,774, respectively.

      5. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2009 to officers and directors amounted to $829,500, of which $80,750 was paid as fees to directors who were not officers. Employees also participate in a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years of employment. No contributions were made to the plan for the six months ended June 30, 2009.

      6. Affiliates -- The Plymouth Rock Company, Inc. and GeoMet, Inc., are affiliates as defined in the Investment Company Act of 1940. During the six months ended June 30, 2009, the Corporation received dividends of $2,970,800 from affiliates. Unrealized appreciation related to affiliates increased by $12,760,000 for the six months ended June 30, 2009 to $126,341,082. The
President of the Corporation is a director of Plymouth Rock.

      7. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2009 such investments had an aggregate value of $140,385,838, which was equal to 32.7% of the Corporation's net assets. Investments in restricted securities at June 30, 2009, including acquisition dates and cost, were:

            Company                   Shares          Security          Date Acquired          Cost
------------------------------        ------        -------------       -------------       ----------
Aerogroup International, Inc.         28,751        Common Stock            6/21/05         $   17,200
The Plymouth Rock Company, Inc.       60,000        Class A Stock          12/15/82          1,500,000
The Plymouth Rock Company, Inc.       10,000        Class A Stock           6/9/84             699,986

      The Corporation does not have the right to demand registration of the restricted securities.

      8. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $1.9 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $170,903 remaining for 2009 and $341,806 annually thereafter.


                                     [ 13 ]

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
  CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2009, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2009. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation's management.

      We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

      We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2008 and financial highlights for each of the years in the five-year period ended December 31, 2008, and in our report dated February 2, 2009 we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                            KPMG LLP

New York, NY
July 23, 2009

--------------------------------------------------------------------------------


                                     [ 14 ]

                          OTHER STOCKHOLDER INFORMATION

                               Direct Registration

      The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation's shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

      A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

                         Annual Meeting of Stockholders

      The annual meeting of stockholders of the Corporation was held on March 11, 2009. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Simms C. Browning, 20,312,173 shares in favor, 606,414 withheld; Donald G. Calder, 20,313,992 shares in favor, 604,595 shares withheld; Jay R. Inglis, 20,301,700 shares in favor, 616,887 shares withheld; Dudley D. Johnson, 20,314,331 shares in favor, 604,256 shares withheld; Wilmot H. Kidd, 20,311,008 shares in favor, 607,579 shares withheld; and C. Carter Walker, Jr., 20,310,217 shares in favor, 608,370 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2009 was ratified by the following vote of the holders of the Common Stock: 20,356,349 shares in favor, 487,583 shares against, 74,655 shares abstaining.

                      Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation's proxy voting record for the twelve-month period ended June 30, 2009 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                         Quarterly Portfolio Information

      The Corporation files its complete schedule of portfolio holdings with the sec for the first and the third quarter of each fiscal year on Form N-Q. The Corporation's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                     [ 15 ]

                               BOARD OF DIRECTORS

                           Simms C. Browning, Chairman
                                Donald G. Calder
                                David C. Colander
                                  Jay R. Inglis
                                Dudley D. Johnson
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                        Computershare Trust Company, N.A.
                         P.O. Box 43069, Providence, RI
                                   02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN

                                 UMB Bank, N. A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    KPMG LLP
                                  New York, NY


                                     [ 16 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants.  The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       (d) Maximum Number (or
                                                                  (c) Total Number of Shares (or    Approximate Dollar Value) of
      Period           (a) Total Number of    (b) Average Price    Units) Purchased as Part of     Shares (or Units) that May Yet
                        Shares (or Units)    Paid per Share (or    Publicly Announced Plans or      Be Purchased Under the Plans
                            Purchased               Unit)                    Programs                        or Programs
----------------------------------------------------------------------------------------------------------------------------------
Month #1 (January 1             0                    NA                         NA                               NA
through January 31)
----------------------------------------------------------------------------------------------------------------------------------
Month #2 (February 1            0                    NA                         NA                               NA
through February 28)
----------------------------------------------------------------------------------------------------------------------------------
Month #3 (March 1            28,600                $10.913                      NA                               NA
through March 31)
----------------------------------------------------------------------------------------------------------------------------------
Month #4 (April 1            20,800                $13.461                      NA                               NA
through April 30)
----------------------------------------------------------------------------------------------------------------------------------
Month #5 (May 1                 0                    NA                         NA                               NA
through May 31)
----------------------------------------------------------------------------------------------------------------------------------
Month #6 (June 1                0                    NA                         NA                               NA
through June 30)
----------------------------------------------------------------------------------------------------------------------------------
Total                        49,400                $11.986                      NA                               NA
----------------------------------------------------------------------------------------------------------------------------------

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 5, 2009.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 12. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd
   -------------------------------
Wilmot H. Kidd
President

July 30, 2009
-------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd
   -------------------------------
Wilmot H. Kidd
President

July 30, 2009
-------------
Date

By: /s/ Charles N. Edgerton
   -------------------------------
Charles N. Edgerton
Treasurer

July 30, 2009
-------------
Date